Convertible Preferred Stock - Issue Price and Liquidation Value (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 02, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 24, 2019	Dec. 31, 2018
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)		0	30,374,645			102,740,023	102,740,023
Shares Issued (in shares)		0	22,638,795			94,818,151
Shares Outstanding (in shares)	0	0	22,638,795		94,818,151	94,818,151		0
Per Share Liquidation Preference (in dollars per share)			$ 3.18
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			2,226,013
Shares Issued (in shares)			2,226,013
Shares Outstanding (in shares)			2,226,013
Per Share Liquidation Preference (in dollars per share)			$ 1.12
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			18,030,728
Shares Issued (in shares)			18,030,728
Shares Outstanding (in shares)			18,030,728
Per Share Liquidation Preference (in dollars per share)			$ 1.11
Series A-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			3,047,168
Shares Issued (in shares)			3,047,168
Shares Outstanding (in shares)			3,047,168
Per Share Liquidation Preference (in dollars per share)			$ 1.31
Series A-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			679,188
Shares Issued (in shares)			679,188
Shares Outstanding (in shares)			679,188
Per Share Liquidation Preference (in dollars per share)			$ 1.47
Series A-5 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,877,184
Shares Issued (in shares)			1,691,162
Shares Outstanding (in shares)			1,691,162
Per Share Liquidation Preference (in dollars per share)			$ 1.48
Series A-6 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			3,372,566
Shares Issued (in shares)			3,372,566
Shares Outstanding (in shares)			3,372,566
Per Share Liquidation Preference (in dollars per share)			$ 2.22
Series A-7 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			19,896,476
Shares Issued (in shares)			19,896,476
Shares Outstanding (in shares)			19,896,476
Per Share Liquidation Preference (in dollars per share)			$ 2.54
Series A-8 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			5,258,501
Shares Issued (in shares)			5,258,501
Shares Outstanding (in shares)			5,258,501
Per Share Liquidation Preference (in dollars per share)			$ 2.70
Series A-9 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			10,205,127
Shares Issued (in shares)			10,205,127
Shares Outstanding (in shares)			10,205,127
Per Share Liquidation Preference (in dollars per share)			$ 2.86
Series A-10 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			3,445,914
Shares Issued (in shares)			3,445,914
Shares Outstanding (in shares)			3,445,914
Per Share Liquidation Preference (in dollars per share)			$ 3.02
Series A-11 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			4,326,513
Shares Issued (in shares)			4,326,513
Shares Outstanding (in shares)			4,326,513
Per Share Liquidation Preference (in dollars per share)			$ 0.39
Series X Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			20,077,073	20,077,073
Shares Issued (in shares)			18,457,230
Shares Outstanding (in shares)		0	18,457,230			0		0
Per Share Liquidation Preference (in dollars per share)			$ 9.96